Derivatives not Designated as Hedging Instruments-Additional Information (Details) (Interest rate swaps that do not meet the criteria for hedge accounting [Member], USD $)
In Thousands, unless otherwise specified
6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Interest rate swaps that do not meet the criteria for hedge accounting [Member]
Derivative [Line Items]
Notional Amount	$ 100,000
Interest rate range	1.37%-6.00%
Knock-in floor	1.37%
Struck	6.00%
Nine-Year Forward Hedging Period	September 2008 to March 2017
Fair value as at the period end	$ 13,384	$ 15,406